Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(19)	Regulatory Capital Requirements

The Company and the Banks are subject to regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can cause certain mandatory and discretionary actions by regulators that, if undertaken, could have a material effect on our consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative and qualitative measures. These measures were established by regulation to ensure capital adequacy. Tier I capital is comprised of shareholders' equity, net of unrealized gains or losses on available-for-sale securities, less intangible assets, while total risk-based capital adds certain debt instruments and qualifying allowances for loan losses. A summary of the Company's and the Banks' required and actual capital components (in thousands) follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Tier 1 Capital:
Consolidated Company	$133,715	8.06%	$66,356	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	7.93%	58,024	4.00%	$87,036	6.00%
Shore Bank	22,602	11.22%	8,055	4.00%	12,083	6.00%
Total Risk-Based Capital:
Consolidated Company	155,120	9.35%	132,712	8.00%	N/A	N/A
Bank of Hampton Roads	133,835	9.23%	116,047	8.00%	145,059	10.00%
Shore Bank	25,131	12.47%	16,110	8.00%	20,138	10.00%
Leverage Ratio:
Consolidated Company	133,715	5.90%	90,678	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	5.80%	79,334	4.00%	99,168	5.00%
Shore Bank	22,602	8.08%	11,196	4.00%	13,995	5.00%
As of December 31, 2010
Tier 1 Capital:
Consolidated Company	$208,527	11.22%	$74,352	4.00%	N/A	N/A
Bank of Hampton Roads	165,741	9.87%	67,137	4.00%	$100,706	6.00%
Shore Bank	22,058	12.17%	7,251	4.00%	10,876	6.00%
Total Risk-Based Capital:
Consolidated Company	233,416	12.56%	148,704	8.00%	N/A	N/A
Bank of Hampton Roads	188,347	11.22%	134,274	8.00%	167,843	10.00%
Shore Bank	24,353	13.43%	14,502	8.00%	18,127	10.00%
Leverage Ratio:
Consolidated Company	208,527	7.02%	118,759	4.00%	N/A	N/A
Bank of Hampton Roads	165,741	6.24%	106,160	4.00%	132,700	5.00%
Shore Bank	22,058	6.60%	13,362	4.00%	16,703	5.00%

Shore was "well capitalized" and BOHR was "adequately capitalized" under applicable regulations as of December 31, 2011. Section 29 of the Federal Deposit Insurance Act limits the use of brokered deposits by institutions that are less than "well capitalized" and allows the Federal Deposit Insurance Corporation to place restrictions on interest rates paid on deposits.